Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries, Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 30,653	¥ 31,090	¥ 25,845
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		16,220	15,762
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		14,433	15,328
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,477	7,321
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,477	7,321
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		66	58
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		66	58
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	16,220	15,762
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	16,220	15,762
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,890	7,949
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 7,890	¥ 7,949

[1]	Other investment funds mainly consist of mutual funds.